Annual Fund Operating Expenses - Transamerica TSW International Equity VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.88%
Service
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	1.13%